Loans Receivable, Net: (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of loans to Officers, Directors and their Affiliates
Balance at end of period	$ 8,846	$ 10,917
Officers and Directors [Member]
Summary of loans to Officers, Directors and their Affiliates
Balance at beginning of period	10,917	11,641
New loans	2,463	2,940
Principal repayments	(4,534)	(3,664)
Balance at end of period	$ 8,846	$ 10,917